Schedule of financial instruments (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Revenue	$ 58,377,133	$ 18,397,509
Accounts receivables	323,293	321,016
Customer A [member]
Disclosure of detailed information about financial instruments [line items]
Revenue	$ 6,550,519	$ 8,687,175
Total revenue	11.00%	47.00%
Accounts receivables		$ 8,584,998
Account receivables percentage		76.00%
Customer C [member]
Disclosure of detailed information about financial instruments [line items]
Revenue	$ 41,800,175
Total revenue	72.00%
Customer B [member]
Disclosure of detailed information about financial instruments [line items]
Revenue		$ 5,924,196
Total revenue		32.00%
Customer E [member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivables	$ 531,456
Account receivables percentage	48.00%
Customer D [member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivables		$ 1,537,357
Account receivables percentage		14.00%